DEBT INSTRUMENTS IN ISSUE - Debt instruments in issue by maturity (Details) - COP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
DEBT INSTRUMENTS IN ISSUE
Amount expected to be settled	$ 14,663,576	$ 19,575,988
No more than twelve months after the reporting period
DEBT INSTRUMENTS IN ISSUE
Amount expected to be settled	3,368,076	1,898,469
More than twelve months after the reporting period
DEBT INSTRUMENTS IN ISSUE
Amount expected to be settled	$ 11,295,500	$ 17,677,519